Consolidated Schedule of Investments

Emerald Growth Fund

July 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.17%
Consumer Discretionary: 16.21%
501,038	Chegg, Inc.(a)	$40,569,047
163,436	Children's Place, Inc.	3,989,473
181,982	Churchill Downs, Inc.	25,208,147
262,829	Chuy's Holdings, Inc.(a)	4,181,609
205,890	Dick's Sporting Goods, Inc.	9,392,702
108,824	Five Below, Inc.(a)	11,852,022
216,082	Jack in the Box, Inc.	17,742,493
236,647	Meritage Homes Corp.(a)	23,470,649
400,758	National Vision Holdings, Inc.(a)	12,820,248
576,604	Noodles & Co.(a)	4,007,398
254,701	Planet Fitness, Inc., Class A(a)	13,295,392
237,130	SeaWorld Entertainment, Inc.(a)	3,431,271
25,296	Stamps.com, Inc.(a)	6,584,043
557,446	Taylor Morrison Home Corp., Class A(a)	13,072,109
380,574	Tilly's, Inc., Class A	2,287,250
62,950	Winnebago Industries, Inc.	3,802,809
224,096	YETI Holdings, Inc.(a)	10,956,053
		206,662,715

Consumer Staples: 6.48%
945,701	BellRing Brands, Inc., Class A(a)	18,791,079
415,197	Freshpet, Inc.(a)	39,879,672
994,796	Simply Good Foods Co.(a)	23,914,896
		82,585,647

Energy: 1.25%
105,372	Arcosa, Inc.	4,448,806
187,699	EQT Corp.	2,725,389
406,786	New Fortress Energy LLC(a)	8,786,578
		15,960,773

Financial Services: 8.78%
671,170	BRP Group, Inc., Class A(a)	11,711,916
55,145	Bryn Mawr Bank Corp.	1,435,976
70,000	Cannae Holdings, Inc.(a)	2,637,600
53,098	CNB Financial Corp.	867,090
533,252	CrossFirst Bankshares, Inc.(a)	4,889,921
90,712	eHealth, Inc.(a)	6,271,828
122,502	First Choice Bancorp	1,853,455
83,971	Green Dot Corp., Class A(a)	4,256,490
35,963	Hanover Insurance Group, Inc.	3,663,910
19,261	Lemonade, Inc.(a)	1,120,605
331,357	Moelis & Co., Class A	9,871,125
444,500	OceanFirst Financial Corp.	6,809,740
551,871	Pacific Premier Bancorp, Inc.	11,594,810
251,212	Palomar Holdings, Inc.(a)	22,945,704
161,063	Pinnacle Financial Partners, Inc.	6,381,316

Shares		Value (Note 2)
Financial Services (continued)
216,944	QTS Realty Trust, Inc., REIT, Class A	$15,609,121
		111,920,607

Health Care: 22.87%
66,727	Accolade, Inc.(a)	2,164,624
358,154	Adamas Pharmaceuticals, Inc.(a)	888,222
178,894	AdaptHealth Corp.(a)	3,484,855
127,224	Addus HomeCare Corp.(a)	12,265,666
299,691	Aimmune Therapeutics, Inc.(a)	3,958,918
167,240	Assembly Biosciences, Inc.(a)	3,712,728
286,960	AtriCure, Inc.(a)	11,710,838
448,316	Avrobio, Inc.(a)	7,598,956
1,178,244	BioDelivery Sciences International, Inc.(a)	4,936,842
111,485	Biohaven Pharmaceutical Holding Co., Ltd.(a)	7,139,499
216,763	Blueprint Medicines Corp.(a)	15,862,716
220,987	ChemoCentryx, Inc.(a)	11,648,225
322,722	Collegium Pharmaceutical, Inc.(a)	5,092,553
112,500	Deciphera Pharmaceuticals, Inc.(a)	5,216,625
208,641	Dicerna Pharmaceuticals, Inc.(a)	4,485,782
925,000	Exicure, Inc.(a)	2,072,000
442,427	Horizon Therapeutics PLC(a)	27,072,108
182,031	Integer Holdings Corp.(a)	11,972,179
606,924	Karyopharm Therapeutics, Inc.(a)	9,741,130
123,030	LivaNova PLC(a)	5,725,816
1,362,399	MannKind Corp.(a)	2,125,343
105,168	Mirati Therapeutics, Inc.(a)	12,757,930
70,000	Misonix, Inc.(a)	870,100
799,013	NeoGenomics, Inc.(a)	30,546,267
104,308	ORIC Pharmaceuticals, Inc.(a)	2,093,462
161,789	Oyster Point Pharma, Inc.(a)	3,619,220
202,300	Passage Bio, Inc.(a)	3,163,972
383,233	Radius Health, Inc.(a)	4,809,574
11,809	Reata Pharmaceuticals, Inc., Class A(a)	1,744,189
73,935	Relay Therapeutics, Inc.(a)	2,621,735
494,059	Replimune Group, Inc.(a)	9,866,358
167,903	SeaSpine Holdings Corp.(a)	1,573,251
239,438	Tabula Rasa HealthCare, Inc.(a)	13,456,416
311,918	TransMedics Group, Inc.(a)	5,633,239
119,273	Turning Point Therapeutics, Inc.(a)	7,064,540
228,153	Twist Bioscience Corp.(a)	12,785,694
104,476	United Therapeutics Corp.(a)	11,645,940
355,551	Zogenix, Inc.(a)	8,458,558
		291,586,070

Materials & Processing: 6.11%
161,190	Avient Corp.	3,852,441
233,653	AZEK Co., Inc.(a)	8,061,028
112,058	Installed Building Products, Inc.(a)	8,864,908
112,502	Masonite International Corp.(a)	9,489,544
427,795	PQ Group Holdings, Inc.(a)	5,249,045

Shares		Value (Note 2)
Materials & Processing (continued)
120,381	TopBuild Corp.(a)	$15,880,662
190,661	Trex Co., Inc.(a)	26,564,797
		77,962,425

Producer Durables: 10.82%
264,926	Aerojet Rocketdyne Holdings, Inc.(a)	10,928,197
258,510	Air Transport Services Group, Inc.(a)	6,299,889
221,062	Chart Industries, Inc.(a)	15,149,379
353,518	Echo Global Logistics, Inc.(a)	8,860,929
1,226,616	Kratos Defense & Security Solutions, Inc.(a)	22,091,354
208,006	Montrose Environmental Group, Inc.(a)	4,524,130
175,290	NV5 Global, Inc.(a)	9,945,955
779,954	Pluralsight, Inc., Class A(a)	16,511,626
212,509	Tetra Tech, Inc.	18,838,923
210,665	TriNet Group, Inc.(a)	13,903,890
73,320	Vectrus, Inc.(a)	3,225,347
94,528	Vicor Corp.(a)	7,701,196
		137,980,815

Technology: 23.20%
187,500	Alarm.com Holdings, Inc.(a)	13,132,500
272,268	Applied Therapeutics, Inc.(a)	7,024,514
1,126,950	Everi Holdings, Inc.(a)	6,401,076
226,406	EverQuote, Inc., Class A(a)	12,327,807
1,838,117	Glu Mobile, Inc.(a)	17,351,824
163,683	II-VI, Inc.(a)	8,302,002
48,840	Jamf Holding Corp.(a)	1,982,904
317,531	Lattice Semiconductor Corp.(a)	9,872,039
21,573	Lumentum Holdings, Inc.(a)	2,002,622
551,483	MACOM Technology Solutions Holdings, Inc.(a)	23,305,672
197,056	Mercury Systems, Inc.(a)	15,258,046
437,659	Model N, Inc.(a)	16,832,365
1,000	nCino, Inc.(a)	79,100
97,970	New Relic, Inc.(a)	6,947,053
201,044	Onto Innovation, Inc.(a)	7,603,484
168,799	Perficient, Inc.(a)	6,618,609
237,793	Ping Identity Holding Corp.(a)	8,170,567
447,068	PlayAGS, Inc.(a)	1,511,090
90,548	Q2 Holdings, Inc.(a)	8,516,039
419,395	Rapid7, Inc.(a)	24,983,360
393,329	Sailpoint Technologies Holdings, Inc.(a)	12,389,863
172,058	Science Applications International Corp.	13,761,199
125,703	Semtech Corp.(a)	7,005,428
88,930	Super Micro Computer, Inc.(a)	2,695,024
736,408	SVMK, Inc.(a)	17,659,064
696,516	USA Technologies, Inc.(a)	4,966,159
238,210	Varonis Systems, Inc.(a)	25,810,054

Shares		Value (Note 2)
Technology (continued)
962,946	Viavi Solutions, Inc.(a)	$13,317,543
		295,827,007

Utilities: 2.45%
114,817	Boingo Wireless, Inc.(a)	1,659,106
194,296	Cogent Communications Holdings, Inc.	17,508,012
112,917	Shenandoah Telecommunications Co.	5,676,338
537,312	Vonage Holdings Corp.(a)	6,420,878
		31,264,334

	Total Common Stocks
	(Cost $899,060,936)	1,251,750,393

SHORT TERM INVESTMENTS: 2.49%
	Dreyfus Government Cash Management Fund - Institutional Class
31,687,728	0.073% (7-Day Yield)	31,687,728

	Total Short Term Investments
	(Cost $31,687,728)	31,687,728

Total Investments: 100.66%
(Cost $930,748,664)		1,283,438,121

Liabilities In Excess Of Other Assets: (0.66)%		(8,387,279)
Net Assets: 100.00%		$1,275,050,842

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Consolidated Schedule of Investments

Emerald Small Cap Value Fund

July 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.29%
Consumer Discretionary: 14.28%
1,164	Aaron's, Inc.	$60,739
2,367	Extended Stay America, Inc.	27,007
6,804	GameStop Corp., Class A(a)	27,284
11,900	Gannett Co., Inc.	17,612
3,076	Gray Television, Inc.(a)	44,110
716	John Wiley & Sons, Inc., Class A	24,222
1,678	Smith & Wesson Brands, Inc.(a)	40,087
		241,061

Energy: 1.09%
1,906	Comstock Resources, Inc.(a)	10,216
558	EQT Corp.	8,102
		18,318

Financial Services: 39.88%
1,347	Alpine Income Property Trust, Inc.	18,912
2,145	Amalgamated Bank, Class A	24,775
3,649	Bancorp, Inc.(a)	34,409
1,479	Bank OZK	35,569
1,477	BRP Group, Inc., Class A(a)	25,774
745	C&F Financial Corp.	21,866
1,227	Cannae Holdings, Inc.(a)	46,233
1,270	CNB Financial Corp.	20,739
1,345	Customers Bancorp, Inc.(a)	15,938
1,096	First Internet Bancorp	16,056
419	First Merchants Corp.	10,236
2,448	Flushing Financial Corp.	27,124
209	Hanover Insurance Group, Inc.	21,293
2,394	Heritage Insurance Holdings, Inc.	28,417
285	Innovative Industrial Properties, Inc.	29,706
984	Meridian Bank(a)	14,780
3,287	Navient Corp.	26,165
1,587	Nexpoint Real Estate Finance, Inc.	25,233
790	OneMain Holdings, Inc.	22,673
2,173	PennyMac Mortgage Investment Trust	40,961
1,815	Plymouth Industrial REIT, Inc.	24,085
2,455	Postal Realty Trust, Inc., Class A	36,138
994	Rayonier, Inc.	27,613
684	Stewart Information Services Corp.	28,694
476	StoneX Group, Inc.(a)	24,980
1,586	Trean Insurance Group, Inc.(a)	24,742
		673,111

Health Care: 5.92%
1,364	Collegium Pharmaceutical, Inc.(a)	21,524
1,471	Lantheus Holdings, Inc.(a)	19,829
1,151	MEDNAX, Inc.(a)	22,997

Shares		Value (Note 2)
Health Care (continued)
319	United Therapeutics Corp.(a)	$35,559
		99,909

Materials & Processing: 7.65%
780	Apogee Enterprises, Inc.	16,840
4,888	Cleveland-Cliffs, Inc.	25,320
488	Minerals Technologies, Inc.	22,877
1,665	P H Glatfelter Co.	26,523
644	UFP Industries, Inc.	37,495
		129,055

Producer Durables: 11.82%
891	Air Lease Corp.	23,362
693	Atlas Air Worldwide Holdings, Inc.(a)	36,091
825	Belden, Inc.	26,070
654	Cubic Corp.	27,468
1,904	Harsco Corp.(a)	30,388
397	ICF International, Inc.	26,841
738	MasTec, Inc.(a)	29,358
		199,578

Technology: 13.09%
1,251	Ebix, Inc.	27,591
3,942	Everi Holdings, Inc.(a)	22,391
1,560	NCR Corp.(a)	28,751
601	Parsons Corp.(a)	20,933
3,072	Photronics, Inc.(a)	36,495
504	Science Applications International Corp.	40,309
2,426	Turtle Beach Corp.(a)	44,493
		220,963

Utilities: 3.56%
430	ALLETE, Inc.	25,499
2,900	Vonage Holdings Corp.(a)	34,655
		60,154

	Total Common Stocks
	(Cost $1,641,820)	1,642,149

SHORT TERM INVESTMENTS: 3.42%
	Dreyfus Government Cash Management Fund - Institutional Class
57,697	0.073% (7-Day Yield)	57,697

	Total Short Term Investments
	(Cost $57,697)	57,697

Total Investments: 100.71%
(Cost $1,699,517)		1,699,846

Liabilities In Excess Of Other Assets: (0.71)%	(12,052)
Net Assets: 100.00%	$1,687,794

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Consolidated Schedule of Investments

Emerald Insights Fund

July 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 95.24%
Consumer Discretionary: 20.67%
365	Amazon.com, Inc.(a)	$1,155,108
1,419	Best Buy Co., Inc.	141,318
67	Booking Holdings, Inc.(a)	111,363
4,085	Chegg, Inc.(a)	330,762
100	Chipotle Mexican Grill, Inc.(a)	115,516
1,052	Churchill Downs, Inc.	145,723
3,748	Dick's Sporting Goods, Inc.	170,984
1,849	Dollar Tree, Inc.(a)	172,604
807	Fox Factory Holding Corp.(a)	71,823
764	Home Depot, Inc.	202,834
1,086	Overstock.com, Inc.(a)	82,091
1,530	Planet Fitness, Inc., Class A(a)	79,866
1,809	Polaris, Inc.	187,467
7,859	SeaWorld Entertainment, Inc.(a)	113,720
		3,081,179

Consumer Staples: 2.78%
10,686	BellRing Brands, Inc., Class A(a)	212,331
66	Boston Beer Co., Inc., Class A(a)	53,489
1,542	Freshpet, Inc.(a)	148,109
		413,929

Energy: 3.00%
4,023	Cheniere Energy, Inc.(a)	199,058
11,516	New Fortress Energy LLC(a)	248,746
		447,804

Financial Services: 8.08%
135	Equinix, Inc., REIT	106,040
1,545	JPMorgan Chase & Co.	149,309
275	MarketAxess Holdings, Inc.	142,092
1,910	PayPal Holdings, Inc.(a)	374,494
654	SBA Communications Corp., REIT	203,747
1,203	Visa, Inc., Class A	229,051
		1,204,733

Health Care: 14.25%
832	Alnylam Pharmaceuticals, Inc.(a)	121,272
1,101	AtriCure, Inc.(a)	44,932
4,932	Avrobio, Inc.(a)	83,597
16,737	BioDelivery Sciences International, Inc.(a)	70,128
1,157	Biohaven Pharmaceutical Holding Co., Ltd.(a)	74,094
1,001	Blueprint Medicines Corp.(a)	73,253
1,851	Cantel Medical Corp.	87,460
764	ChemoCentryx, Inc.(a)	40,270
3,871	Dicerna Pharmaceuticals, Inc.(a)	83,227
6,434	Horizon Therapeutics PLC(a)	393,696

Shares		Value (Note 2)
Health Care (continued)
1,780	Immunomedics, Inc.(a)	$75,169
1,587	Integer Holdings Corp.(a)	104,377
6,976	Karyopharm Therapeutics, Inc.(a)	111,965
112	Regeneron Pharmaceuticals, Inc.(a)	70,792
1,287	Sarepta Therapeutics, Inc.(a)	197,580
3,024	Tabula Rasa HealthCare, Inc.(a)	169,949
1,267	United Therapeutics Corp.(a)	141,233
687	Veeva Systems, Inc., Class A(a)	181,760
		2,124,754

Materials & Processing: 3.99%
530	Royal Gold, Inc.	74,163
967	Scotts Miracle-Gro Co.	153,337
1,102	TopBuild Corp.(a)	145,376
560	Trex Co., Inc.(a)	78,025
1,224	Vulcan Materials Co.	143,722
		594,623

Producer Durables: 6.57%
4,360	Chart Industries, Inc.(a)	298,791
186	CoStar Group, Inc.(a)	158,056
7,477	Harsco Corp.(a)	119,333
10,031	Kratos Defense & Security Solutions, Inc.(a)	180,658
588	Lockheed Martin Corp.	222,834
		979,672

Technology: 35.90%
1,110	Akamai Technologies, Inc.(a)	124,808
326	Alphabet, Inc., Class A(a)	485,072
2,239	Anaplan, Inc.(a)	101,673
2,885	Apple, Inc.	1,226,240
1,049	Crowdstrike Holdings, Inc.(a)	118,747
29,112	Everi Holdings, Inc.(a)	165,356
1,144	Facebook, Inc., Class A(a)	290,199
632	Fortinet, Inc.(a)	87,406
22,796	Glu Mobile, Inc.(a)	215,194
641	L3Harris Technologies, Inc.	107,900
1,099	Lumentum Holdings, Inc.(a)	102,020
1,552	Mercury Systems, Inc.(a)	120,171
4,150	Microsoft Corp.	850,792
1,036	NVIDIA Corp.	439,875
1,302	Proofpoint, Inc.(a)	150,602
9,661	Pure Storage, Inc., Class A(a)	172,545
227	ServiceNow, Inc.(a)	99,698
3,607	SVMK, Inc.(a)	86,496
736	Take-Two Interactive Software, Inc.(a)	120,719
2,649	Varonis Systems, Inc.(a)	287,019
		5,352,532

	Total Common Stocks
	(Cost $9,230,103)	14,199,226

Shares		Value (Note 2)
EXCHANGE TRADED FUNDS: 4.55%
Technology: 4.55%
2,295	iShares Expanded Tech-Software Sector ETF	$677,599

	Total Exchange Traded Funds
	(Cost $546,834)	677,599

SHORT TERM INVESTMENTS: 0.81%
	Dreyfus Government Cash Management Fund - Institutional Class
121,351	0.073% (7-Day Yield)	121,351

	Total Short Term Investments
	(Cost $121,351)	121,351

Total Investments: 100.60%
(Cost $9,898,288)		14,998,176

Liabilities In Excess Of Other Assets: (0.60)%		(89,386)
Net Assets: 100.00%		$14,908,790

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Consolidated Schedule of Investments

Emerald Banking and Finance Fund

July 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.44%
Consumer Discretionary: 0.24%
Diversified Retail: 0.24%
5,590	Aaron's, Inc.	$291,686

Financial Services: 99.16%
Asset Management & Custodian: 4.32%
44,418	Focus Financial Partners, Inc., Class A(a)	1,641,245
208,477	Open Lending Corp.(a)	3,535,770
		5,177,015

Banks: Diversified: 37.96%
185,534	Amerant Bancorp, Inc.(a)	1,762,573
522,179	Bancorp, Inc.(a)	4,924,148
354,040	Bank7 Corp.	3,508,536
109,040	Cadence BanCorp	851,602
15,000	Cambridge Bancorp	812,850
107,000	Centric Financial Corp.(a)	732,950
53,090	CIT Group, Inc.	1,007,117
36,900	Citizens Financial Group, Inc.	915,489
24,098	Comerica, Inc.	928,255
26,842	Community Heritage Financial, Inc.	440,209
135,870	CrossFirst Bankshares, Inc.(a)	1,245,928
45,520	Fifth Third Bancorp	904,027
58,710	First BanCorp	319,382
33,970	Flagstar Bancorp, Inc.	1,065,979
6,355	Hancock Whitney Corp.	121,126
41,880	Huntington Bancshares, Inc.	388,228
57,050	KeyCorp	685,170
115,147	Live Oak Bancshares, Inc.	1,958,650
53	Mechanics Bank/Walnut Creek CA(a)	1,026,875
25,267	MVB Financial Corp.	334,030
17,270	Pacific Premier Bancorp, Inc.	362,843
19,234	Potomac Bancshares, Inc.	187,532
50,380	Regions Financial Corp.	547,127
83,618	ServisFirst Bancshares, Inc.	3,059,583
11,842	Signature Bank/New York NY	1,214,160
221,529	Silvergate Capital Corp.(a)	3,028,301
71,032	Southern First Bancshares, Inc.(a)	1,733,181
44,980	Synovus Financial Corp.	906,347
240,975	TriState Capital Holdings, Inc.(a)	3,192,919
122,206	Triumph Bancorp, Inc.(a)	3,201,797
6,930	UMB Financial Corp.	345,114
26,175	United Bankshares, Inc.	688,926
120,870	Valley National Bancorp	902,899
16,140	Webster Financial Corp.	440,138
21,270	Wintrust Financial Corp	910,356
27,245	Zions Bancorporation	884,645
		45,538,992

Shares		Value (Note 2)
Banks: Savings, Thrift & Mortgage Lending: 1.37%
30,560	Sterling Bancorp	$343,800
160,700	University Bancorp, Inc./Ann Arbor MI(a)	1,301,670
		1,645,470

Commercial Banks: 0.71%
91,210	First Horizon National Corp.	845,517

Commercial Finance & Mortgage Companies: 8.28%
1,232,440	ECN Capital Corp.	4,313,540
129,090	Ladder Capital Corp., REIT	1,003,030
95,670	PennyMac Financial Services, Inc., Class A	4,617,034
		9,933,604

Consumer Lending: 8.09%
81,700	Ally Financial, Inc.	1,642,170
41,190	Encore Capital Group, Inc.(a)	1,504,671
128,910	MGIC Investment Corp.	1,066,086
242,540	Navient Corp.	1,930,618
95,500	OneMain Holdings, Inc.	2,740,850
13,540	PRA Group, Inc.(a)	535,642
42,030	SLM Corp.	284,543
		9,704,580

Diversified Financial Services: 7.25%
98,840	Cannae Holdings, Inc.(a)	3,724,291
13,900	Capital One Financial Corp.	886,820
184,790	Repay Holdings Corp.(a)	4,089,403
		8,700,514

Equity REIT: Diversified: 0.08%
51,510	Colony Capital, Inc.	98,899

Equity REIT: Office: 2.61%
134,007	Postal Realty Trust, Inc., Class A	1,972,583
24,990	SL Green Realty Corp.	1,162,035
		3,134,618

Equity REIT: Residential: 0.98%
80,410	ARMOUR Residential REIT, Inc.	751,029
11,069	NexPoint Residential Trust, Inc.	423,168
		1,174,197

Financial Data & Systems: 3.10%
17,920	Discover Financial Services	885,785
50,370	Dun & Bradstreet Holdings, Inc.(a)	1,284,435
8,420	I3 Verticals, Inc.(a)	203,596
29,930	Paysign, Inc.(a)	279,546
12,510	Shift4 Payments, Inc.(a)	479,133
26,430	Synchrony Financial	584,896
		3,717,391

Shares		Value (Note 2)
Insurance: Multi-Line: 3.61%
18,648	James River Group Holdings, Ltd.	$863,775
136,720	Mr Cooper Group, Inc.(a)	2,232,638
79,070	Trean Insurance Group, Inc.(a)	1,233,492
		4,329,905

Insurance: Property-Casualty: 6.09%
34,350	Essent Group, Ltd.	1,230,761
13,870	Fidelity National Financial, Inc.	448,833
10,353	Kinsale Capital Group, Inc.	2,017,800
28,854	Lemonade, Inc.(a)	1,678,726
84,220	NMI Holdings, Inc., Class A(a)	1,307,094
41,970	Radian Group, Inc.	626,192
		7,309,406

Mortgage REIT: Commercial: 3.31%
31,420	Apollo Commercial Real Estate Finance, Inc.	292,206
35,460	Ares Commercial Real Estate Corp.	323,750
22,310	Colony Credit Real Estate, Inc.	140,553
24,600	iStar, Inc.	285,606
176,443	Nexpoint Real Estate Finance, Inc.	2,805,443
14,460	TPG RE Finance Trust, Inc.	125,513
		3,973,071

Mortgage REIT: Diversified: 3.96%
53,600	AGNC Investment Corp.	728,960
65,510	Ellington Financial, Inc.	770,397
71,470	Ellington Residential Mortgage REIT	789,743
73,930	Great Ajax Corp.	637,277
61,220	MFA Financial, Inc.	161,009
25,410	Newtek Business Services Corp.	475,929
112,560	Redwood Trust, Inc.	802,553
25,460	Starwood Property Trust, Inc.	380,627
		4,746,495

Mortgage REIT: Residential: 4.55%
30,800	Arbor Realty Trust, Inc.	313,852
73,170	Capstead Mortgage Corp.	449,995
100,270	Cherry Hill Mortgage Investment Corp.	925,492
42,260	Chimera Investment Corp.	379,917
68,430	Dynex Capital, Inc.	1,057,244
162,320	New Residential Investment Corp.	1,287,198
40,060	Ready Capital Corp.	321,281
133,050	Two Harbors Investment Corp.	722,462
		5,457,441

Real Estate Investment Trust (REIT): 1.96%
124,830	PennyMac Mortgage Investment Trust	2,353,046

Real Estate Services: 0.93%
150,100	Annaly Capital Management, Inc.	1,112,241

Shares		Value (Note 2)
Technology: 0.04%
Computer Services Software & Systems: 0.04%
640	nCino, Inc.(a)	$50,624

	Total Common Stocks
	(Cost $105,583,482)	119,294,712
SHORT TERM INVESTMENTS: 1.11%
	Dreyfus Government Cash Management Fund - Institutional Class
1,327,058	0.073% (7-Day Yield)	1,327,058

	Total Short Term Investments
	(Cost $1,327,058)	1,327,058

Total Investments: 100.55%
(Cost $106,910,540)		120,621,770

Liabilities In Excess Of Other Assets: (0.55)%		(659,577)
Net Assets: 100.00%		$119,962,193

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Consolidated Schedule of Investments

Emerald Select trueLiberty Income Fund

July 31, 2020 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 20.71%
Energy: 20.71%
336	Cheniere Energy Partners LP	$11,384
343	CNX Midstream Partners LP	3,073
417	Crestwood Equity Partners LP	6,047
746	DCP Midstream LP	8,542
736	Enable Midstream Partners LP	3,423
3,500	Energy Transfer LP	22,925
2,153	EnLink Midstream LLC	5,275
1,495	Enterprise Products Partners LP	26,312
900	Genesis Energy LP	6,003
377	Holly Energy Partners LP	5,093
630	Magellan Midstream Partners LP	25,509
1,504	MPLX LP	27,478
979	NGL Energy Partners LP	4,317
278	Noble Midstream Partners LP	2,613
815	NuStar Energy LP	11,720
595	Phillips 66 Partners LP	16,541
2,944	Plains All American Pipeline LP	22,492
1,020	Shell Midstream Partners LP	12,056
446	TC PipeLines LP	13,674
1,660	Western Midstream Partners LP	14,940
		249,417

	Total Common Stocks
	(Cost $276,670)	249,417

Total Investments: 20.71%
(Cost $276,670)		249,417

Other Assets In Excess Of Liabilities: 79.29%(a)		954,843
Net Assets: 100.00%		$1,204,260

(a)	Includes cash which is being held as collateral for total return swaps.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

TOTAL RETURN SWAP CONTRACT(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by the Fund*	Termination Date	Value	Unrealized Appreciation
J.P. Morgan	Alerian MLP Infrastructure Index	$953,463	.91% (1-month-USD-LIBOR plus a specific spread)	03/02/2021	$(953,463)	$–
		$953,463			$(953,463)	$–

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	Payments made when swap contract closes.

Emerald Funds	Notes to Quarterly Consolidated Schedule of Investments
July 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, Emerald Banking and Finance Fund and Emerald Select trueLiberty Income Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective. The Emerald Select trueLiberty Income Fund seeks to provide current income with capital appreciation as a secondary investment objective.

Basis of Consolidation for the Emerald Select trueLiberty Income Fund: Emerald Select trueMLP Strategy Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Emerald Select trueLiberty Income Fund (the “Select Fund”). The investment objective of the Subsidiary is designed to enhance the ability of the Select Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Select Fund. The Subsidiary acts as an investment vehicle for the Select Fund in order to effect certain commodity-related investments on behalf of the Select Fund. Investments in the Subsidiary are expected to provide the Select Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Select Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Select Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Select Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Select Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the Consolidated Schedule of Investments. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of July 31, 2020, net assets of the Select Fund were $1,204,260 of which $172,024, or 14.28%, represented the Select Fund's ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Consolidated Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Consolidated Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Emerald Funds	Notes to Quarterly Consolidated Schedule of Investments
July 31, 2020 (Unaudited)

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2020:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$1,251,750,393	$–	$–	$1,251,750,393
Short Term Investments	31,687,728	–	–	31,687,728
TOTAL	$1,283,438,121	$–	$–	$1,283,438,121

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks	$1,642,149	$–	$–	$1,642,149
Short Term Investments	57,697	–	–	57,697
TOTAL	$1,699,846	$–	$–	$1,699,846

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$14,199,226	$–	$–	$14,199,226
Exchange Traded Funds	677,599	–	–	677,599
Short Term Investments	121,351	–	–	121,351
TOTAL	$14,998,176	$–	$–	$14,998,176

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks	$119,294,712	$–	$–	$119,294,712
Short Term Investments	1,327,058	–	–	1,327,058
TOTAL	$120,621,770	$–	$–	$120,621,770

Emerald Funds	Notes to Quarterly Consolidated Schedule of Investments
July 31, 2020 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Select trueLiberty Income Fund
Common Stocks	$249,417	$–	$–	$249,417
TOTAL	$249,417	$–	$–	$249,417

(a)	For detailed Industry descriptions, see the accompanying Consolidated Schedule of Investments.

For the three months ended July 31, 2020, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: The Select Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Select Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Select Fund and/or the termination value at the end of the contract.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

Risk of Investing in Derivatives: Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Select Fund. Typically, the associated risks are not the risks that the Select Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Select Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Select Fund. In addition, use of derivatives may increase or decrease exposure equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

The Select Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Select Fund will receive a payment from or make a payment to the counterparty. The Select Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Select Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at July 31, 2020 are disclosed in the Consolidated Schedule of Investments.